UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22527

FEG ABSOLUTE ACCESS FUND I LLC

(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600

CINCINNATI, OHIO 45202

(Address of principal executive offices) (Zip code)

KEVIN J. CONROY

201 EAST FIFTH STREET, SUITE 1600

CINCINNATI, OHIO 45202

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: SEPTEMBER 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1(a). REPORTS TO STOCKHOLDERS.

FINANCIAL STATEMENTS

FEG Absolute Access Fund I LLC (the “Fund”)
Six Months Ended September 30, 2022
(unaudited)

FEG Absolute Access Fund I LLC

Financial Statements

Six Months Ended September 30, 2022
(unaudited)

Financial Statements of FEG Absolute Access Fund LLC

FEG Absolute Access Fund I LLC

Statement of Assets and Liabilities

September 30, 2022
(unaudited)

Assets
Cash	$47,368
Investment in FEG Absolute Access Fund LLC, at fair value	1,833,926
Total assets	1,881,294

Liabilities
Professional fees payable	67,509
Accounting and administration fees payable	31,964
Directors fees payable	6,000
Other liabilities	24,850
Total liabilities	130,323

Net Assets	$1,750,971

Net assets consist of:
Paid-in capital	$(1,481,616)
Distributable earnings	3,232,587
Net assets	$1,750,971

Units issued and outstanding (unlimited units authorized)	2,061
Net Asset Value per unit*	$849.38

*	Net Asset Value per unit is based on unrounded Net Assets and Units issued and outstanding

See accompanying notes and financial statements of FEG Absolute Access Fund LLC.

2

FEG Absolute Access Fund I LLC

Statement of Operations

Six Months Ended September 30, 2022
(unaudited)

Investment income (loss) allocated from FEG Absolute Access Fund LLC
Dividend income	$10,085
Expenses	(199,308)
Net investment loss allocated from FEG Absolute Access Fund LLC	(189,223)

Fund expenses
Compliance monitoring fees	—
Accounting and administration fees	41,929
Professional fees	41,705
Directors fees	12,000
Custodian fees	4,862
Withholding tax	—
Other expenses	—
Total Fund expenses	100,496
Net investment loss	(289,719)

Realized and unrealized gain (loss) on investments allocated from FEG Absolute Access Fund LLC
Net realized gain on investments	34,332
Net change in unrealized appreciation/depreciation on investments	(8,667)
Net realized and unrealized gain on investments allocated from FEG Absolute Access Fund LLC	25,665
Net decrease in net assets resulting from operations	$(264,054)

See accompanying notes and financial statements of FEG Absolute Access Fund LLC.

3

FEG Absolute Access Fund I LLC

Statements of Changes in Net Assets

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Operations
Net investment loss	$(289,719)	$(708,822)
Net realized gain on investments	34,332	1,952,624
Net change in unrealized depreciation on investments	(8,667)	(1,575,389)
Net change in net assets resulting from operations	(264,054)	(331,587)

Distributions to Members	—	—

Capital transactions
Capital subscriptions	—	—
Capital reinvestments of distributions	—	—
Capital redemptions	—	(13,045,768)
Net change in net assets resulting from capital transactions	—	(13,045,768)

Net change in net assets	(264,054)	(13,377,355)

Net assets at beginning of period	2,015,025	15,392,380
Net assets at end of period	$1,750,971	$2,015,025

Units transactions
Units sold	—	—
Units reinvested	—	—
Units redeemed	—	(11,587)
Net change in units	—	(11,587)

See accompanying notes and financial statements of FEG Absolute Access Fund LLC.

4

FEG Absolute Access Fund I LLC

Statement of Cash Flows

Six Months Ended September 30, 2022
(unaudited)

Operating activities
Net decrease in net assets resulting from operations	$(264,054)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	—
Proceeds from sales of investments	79,282
Net investment gain allocated from FEG Absolute Access Fund LLC	189,223
Net realized loss on investments allocated from FEG Absolute Access Fund LLC	(34,332)
Net change in unrealized appreciation/depreciation on investments allocated from FEG Absolute Access Fund LLC	8,667
Changes in operating assets and liabilities:
Receivable from FEG Absolute Access Fund LLC	—
Prepaid expenses and other assets	—
Professional fees payable	29,378
Accounting and administration fees payable	675
Director fees payable	—
Other liabilities	(6,793)
Net cash provided by operating activities	2,046

Financing activities
Net cash used in financing activities	—

Net change in cash	2,046
Cash at beginning of period	45,322
Cash at end of period	$47,368

Supplemental Disclosure of cash flow information
Non-cash distribution fully reinvested	$—

See accompanying notes and financial statements of FEG Absolute Access Fund LLC.

5

FEG Absolute Access Fund I LLC

Financial Highlights

	Six Months Ended September, 30 2022 (Unaudited)		Year Ended March 31,
			2022		2021		2020	2019		2018
Per unit operating performances:(1)
Net asset value per unit, beginning of period	$977.47		$1,127.87		$1,012.31		$1,159.16	$1,151.77		$1,178.71
Income (loss) from investment operations:
Net investment gain (loss)	(140.54	)(2)	(139.64	)(2)	(18.69	)(2)	(17.71)	(41.96)		(18.45)
Net realized and unrealized gain (loss) on investments	12.45		(10.76	)(6)	174.29		(127.65)	49.35		28.22
Total change in per unit value from investment operations	(128.09)		(150.40)		155.60		(145.36)	7.39		9.77

Distributions paid from:
Net investment income	—		—		(40.04)		—	—		(36.71)
Net realized gains	—		—		—		(1.49)	—		—
Total distributions to shareholders	—		—		(40.04)		(1.49)	—		(36.71)

Net asset value per unit, end of year	$849.38		$977.47		$1,127.87		$1,012.31	$1,159.16		$1,151.77

Ratios to average net assets:(3)
Total expenses	32.01	%(7)	11.06	%(4)	1.73	%(4)	1.42%	1.32	%(4)	1.35	%(4)
Net investment loss	(30.93	)%(7)	(11.06	)%(5)	(1.73	)%(5)	(1.27)%	(1.19	)%(5)	(1.27	)%(5)

Total return	(12.07	)%(8)	(13.33)%		15.53%		(12.55)%	0.64%		0.82%
Portfolio turnover	0.00	%(8)	0.00%		7.73%		17.54%	19.46%		25.84%
Net assets end of year (000’s)	$1,751		$2,015		$15,392		$156,780	$228,943		$310,087

(1)	Selected data is for a single unit outstanding throughout the year.

(2)	Per share number has been calculated using the average shares method.

(3)	The ratios include the Fund’s proportionate share of income and expenses allocated from FEG Absolute Access Fund LLC.

(4)

Includes state withholding tax from business activity of the portfolio funds of FEG Absolute Access Fund LLC. If the expense was removed, total expenses would be 11.05%, 1.73%, 1.32% and 1.34% for the years ended March 31, 2022, 2021, 2019 and 2018, respectively.

(5)

Includes state withholding tax from business activity of the portfolio funds of FEG Absolute Access Fund LLC. If the expense was removed, net investment loss would be (11.05)%, (1.73%), (1.18%) and (1.25)% for the years ended March 31, 2022, 2021, 2019 and 2018, respectively.

(6)

Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

(7)	Annualized

(8)	Not annualized.

See accompanying notes and financial statements of FEG Absolute Access Fund LLC.

6

FEG Absolute Access Fund I LLC

Notes to Financial Statements

Six Months Ended September 30, 2022
(unaudited)

1. Organization

FEG Absolute Access Fund I LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on January 20, 2011 and commenced operations on April 1, 2011. Prior to December 31, 2015 the Fund was known as FEG Absolute Access TEI Fund LLC. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The business and operations of the Fund are managed and supervised under the direction of the Board of Directors (the “Board”). The objective of the Fund is to achieve capital appreciation in both rising and falling markets, although there can be no assurance that the Fund will achieve this objective. Effective January 1, 2015, the Fund attempts to achieve its investment objective by investing all or substantially all of its assets directly in FEG Absolute Access Fund LLC (“FEG Absolute Access Fund”), a limited liability company organized under the laws of the State of Delaware and registered under the 1940 Act. The Fund and FEG Absolute Access Fund are managed by FEG Investors, LLC (the “Investment Manager”), an investment manager registered under the Investment Advisers Act of 1940, as amended. FEG Absolute Access Fund’s Board of Directors (the “FEG Absolute Access Fund Board”) has overall responsibility for the management and supervision of FEG Absolute Access Fund’s operations. To the extent permitted by applicable law, the FEG Absolute Access Fund Board may delegate any of its respective rights, powers and authority to, among others, the officers of FEG Absolute Access Fund, any committee of the FEG Absolute Access Fund Board, or the Investment Manager.

On November 24, 2020, the Board determined to close and liquidate the Fund. This decision was made after careful consideration of the Fund’s current and future prospects. The FEG Absolute Access Fund Board has also determined to close and liquidate FEG Absolute Access Fund.

The Fund is currently operating pursuant to a plan of liquidation and dissolution (the “Liquidation Plan”) that was approved by the Board and communicated to investors of the Fund (“Members”) on November 24, 2020. In connection with the Liquidation Plan, the Fund discontinued accepting orders for the purchase of units of limited liability company interest (“Units”) of the Fund and ceased making tender offers for the repurchase of Units on November 24, 2020. Pursuant to the Liquidation Plan, the Fund makes distributions, approximately quarterly, to Members of its available cash resulting from the liquidation of the Fund’s portfolio securities. Proportionate interests of Members in the assets of the Fund were fixed on the basis of its shareholdings at the close of business on December 31, 2020 (the “Effective Date”).

As soon as possible after all of FEG Absolute Access Fund’s investments in portfolio securities are converted to cash, the Fund shall make to each Member of record on the Effective Date: (1) a final liquidating distribution equal to the Member’s proportionate net assets of the Fund, and (2) information concerning the sources of the liquidating distribution. All outstanding Units will be canceled following the liquidating distribution. Prior to that time, the net proceeds from the liquidation of portfolio securities are invested in cash equivalent securities or held in cash and are distributed to Members, as described above. While liquidating, FEG Absolute Access Fund may hold more cash or cash equivalents than normal, which may prevent the Fund from meeting its stated investment objective. FEG Absolute Access Fund’s ability to convert its portfolio securities to cash is subject to the redemption restrictions of the underlying funds in which FEG Absolute Access Fund invests.

Prior to November 24, 2020, Units of the Fund were offered only to Members that represented that they were an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended (the “1933 Act”).

The Second Amended and Restated Limited Liability Company Operating Agreement (as it may be further amended, the “Operating Agreement”) for the Fund was approved by the Board at a meeting held on August 18, 2014, and by Members at a meeting held on December 12, 2014. The Operating Agreement: (a) allows the Fund to elect to be classified, for purposes of U.S. federal income tax, as a corporation that intends to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”); and (b) permits the creation of multiple classes of Units of the Fund. The SEC granted the Fund an Exemptive Order on September 9, 2015 permitting the Fund to offer multiple classes of Units. The Fund’s registration statement

7

FEG Absolute Access Fund I LLC

Notes to Financial Statements (continued)

1. Organization (continued)

permits it to offer two additional classes of Units. There have been no transactions involving Class II Units during the six months ended September 30, 2022. The Fund does not expect to offer Class II Units in the future. As of September 30, 2022, no additional classes of units had commenced operations or had activity.

UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, serves as the Fund’s administrator (the “Administrator”). The Fund has entered into an agreement with the Administrator to perform general administrative tasks for the Fund, including but not limited to maintenance of the books and records of the Fund and the capital accounts of the Members of the Fund.

2. Significant Accounting Policies

The Fund is an investment company, and as such, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

Use of Estimates

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from such estimates.

Cash

Cash is held at a major financial institution and is subject to credit risk to the extent those balances exceed Federal Deposit Insurance Corporation (FDIC) limitations.

Calculation of Net Assets and Net Asset Value per Unit

The Fund calculates its net assets as of the close of business on the last business day of each calendar month and the last day of each fiscal period. In determining its net assets, the Fund values its investments as of such month-end or as of the end of such fiscal period, as applicable. The net assets of the Fund equals the value of the total assets of the Fund less liabilities, including accrued fees and expenses, each determined as of the date the Fund’s net assets is calculated. The Net Asset Value per Unit equals net assets divided by Units outstanding.

Investment in FEG Absolute Access Fund LLC

The Fund records its investment in FEG Absolute Access Fund at fair value which is represented by the Fund’s units held in FEG Absolute Access Fund valued at their per unit net asset value. Valuation of investment funds and other investments held by FEG Absolute Access Fund is discussed in the notes to FEG Absolute Access Fund’s financial statements. The Fund records its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation from FEG Absolute Access Fund. The performance of the Fund is directly affected by the performance of FEG Absolute Access Fund. The financial statements of FEG Absolute Access Fund, which accompany this report, are an integral part of these financial statements. Refer to the accounting policies disclosed in the financial statements of FEG Absolute Access Fund for additional information regarding significant accounting policies that affect the Fund. As of September 30, 2022, the Fund owned 98.27% of the units of FEG Absolute Access Fund.

8

FEG Absolute Access Fund I LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Taxation and Distributions to Members

Effective January 1, 2015, the Fund elected to be treated as a corporation for federal income tax purposes, and it further intends to elect to be treated, and expects each year to qualify, as a RIC under Subchapter M of the Code. For each taxable year that the Fund so qualifies, the Fund will not be subject to federal income tax on that part of its taxable income that it distributes to its investors. Taxable income consists generally of net investment income and net capital gains. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains, resulting in no provision requirements for federal income or excise taxes.

Management has analyzed the Fund’s tax positions for all open tax years, which include the years ended December 31, 2018 through December 31, 2021, and has concluded that as of September 30, 2022, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Fund recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations.

During the tax year ended December 31, 2019, the Fund inadvertently failed to distribute to its shareholders its accumulated net realized gains from the tax year ended December 31, 2018. In order to meet the distribution requirements under Subchapter M required in order to maintain RIC status, the fund paid a “deficiency dividend” as described in Section 860(f) of the Internal Revenue Code, in the amount of $231,113 to its shareholders during the fiscal year. The payment of this “deficiency dividend” fulfills the fund’s distribution requirement for RIC qualification purposes, thereby preserving the fund’s RIC status.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense, and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences between book and tax basis are attributable primarily to the tax treatment of the Fund’s investments held within FEG Absolute Access Fund. These reclassifications have no effect on net assets or Net Asset Value per Unit. For the tax year ended December 31, 2021, the following amounts were reclassified:

Paid-in capital	$(324,053)
Distributable Earnings	324,053

As of March 31, 2022, the federal tax cost of investments and unrealized appreciation/(depreciation) were as follows:

Gross unrealized appreciation	$2,064,718
Gross unrealized depreciation	—
Net unrealized appreciation	$2,064,718
Cost of investments	$12,048

9

FEG Absolute Access Fund I LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

The tax character of distributions paid during the tax years ended December 31, 2021 and December 31, 2020 was as follows:

	2021	2020
Distributions paid from:
Ordinary income	$—	$4,968,985
Net long term capital gains	—	—
Total taxable distributions	—	4,968,985
Total distributions paid	$—	$4,968,985

The Fund utilized $1,574,122 of its capital loss carryforward during the year ended December 31, 2021.

Compliance Monitoring

In order to qualify as a RIC under Subchapter M of the Code, the Fund is required to obtain detailed, timely and accurate information from the Portfolio Funds in which the Master Fund invests. To facilitate the information-gathering process, the Fund retained an independent third-party service provider. The primary roles of the third-party service provider were to collect and aggregate information with respect to the Portfolio Funds’ holdings, to assist in testing the Fund’s compliance with the certain requirements under Subchapter M of the Code, and to enable the Fund to comply with the Distribution Requirement. The Investment Manager is primarily responsible for compliance with these requirements under Subchapter M and has established internal policies and procedures for monitoring the compliance process, but utilized the service provider for assistance in this process. Associated fees paid to the service provider are noted as “Compliance monitoring fees” on the Fund’s Statement of Operations.

3. Related Party Transactions

As of December 31, 2020, the Investment Manager no longer charges FEG Absolute Access Fund a monthly management fee (the “Management Fee”). Prior to December 31, 2020, the Investment Manager received from FEG Absolute Access Fund a monthly Management Fee equal to 1/12 of 0.85% of FEG Absolute Access Fund’s month-end members’ capital balances. The Fund indirectly incurred the Management Fee as a member of FEG Absolute Access Fund.

Each member of the Board who is not an “interested person” of the Fund (the “Independent Directors”), as defined by the 1940 Act, receives a quarterly retainer of $3,000. In addition, all Independent Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. The Independent Directors’ fees totaled $12,000 for the six months ended September 30, 2022, of which $6,000 was payable as of September 30, 2022.

As of September 30, 2022, Members who are affiliated with the Investment Manager owned $11,582 (0.66% of net assets) of the Fund.

4. Capital

In connection with the Liquidation Plan, the Fund discontinued accepting orders for the purchase of Units and ceased making tender offers for the repurchase of Units on November 24, 2020. Accordingly, the Fund did not conduct any tender offers or repurchase any Units during the six months ended September 30, 2022. Pursuant to the Liquidation Plan, the Fund makes distributions, approximately quarterly, to Members of its available cash resulting from the liquidation of the Fund’s portfolio securities. Proportionate interests of Members in the assets of the Fund were fixed on the basis of its shareholdings at the close of business on December 31, 2020 (the “Record Date”).

10

FEG Absolute Access Fund I LLC

Notes to Financial Statements (continued)

4. Capital (continued)

As soon as possible after all of FEG Absolute Access Fund’s investments in portfolio securities are converted to cash, the Fund shall make to each Member of record on the Effective Date: (1) a final liquidating distribution equal to the Member’s proportionate net assets of the Fund, and (2) information concerning the sources of the liquidating distribution. All outstanding Units will be canceled following the liquidating distribution. Prior to that time, the net proceeds from the liquidation of portfolio securities are invested in cash equivalent securities or held in cash and are distributed to Members, as described above. FEG Absolute Access Fund’s ability to convert its portfolio securities to cash is subject to the redemption restrictions of the underlying funds in which FEG Absolute Access Fund invests.

5. Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is not known. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Recent Market Events

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 are available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect the Fund’s and FEG Absolute Access Fund’s performance.

Additionally, in February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on the performance of the FEG Absolute Access Fund and the Fund.

7. Subsequent Events

The Investment Manager evaluated subsequent events through the date the financial statements were issued, and concluded that there were the following subsequent events that required disclosure in or adjustment to the Fund’s financial statements:

The Fund inadvertently failed to distribute to its shareholders certain investment company taxable income for the tax year ended December 31, 2019. In order to meet the distribution requirements under Subchapter M required in order to maintain RIC status, the Fund declared, effective as of October 13, 2022, a “deficiency dividend” as described in Section 860 of the Internal Revenue Code, in the amount of $46,899 to its shareholders of record as of October 13, 2022. This “deficiency dividend” will be paid on or before December 5, 2022. The payment of this “deficiency dividend” fulfills the Fund’s distribution requirement for RIC qualification purposes, thereby preserving the Fund’s RIC status.

The Fund expects that its Members will receive a final liquidating distribution from the Fund by the end of December 2022.

11

FEG Absolute Access Fund I LLC

Other Information

(unaudited)

Information on Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333. It is also available on the SEC’s website at sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC’s website at sec.gov.

Availability of Quarterly Report Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov.

12

FINANCIAL STATEMENTS

FEG Absolute Access Fund LLC (the “Company”)
Six Months Ended September 30, 2022
(unaudited)

FEG Absolute Access Fund LLC

Financial Statements

Six Months Ended September 30, 2022
(unaudited)

Contents

Statement of Assets, Liabilities and Members’ Capital	1
Schedule of Investments	2
Statement of Operations	5
Statements of Changes in Members’ Capital	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to Financial Statements	9
Other Information	15

FEG Absolute Access Fund LLC

Statement of Assets, Liabilities and Members’ Capital

September 30, 2022
(unaudited)

Assets
Cash	$657
Short-term investments (cost $1,686,926)	1,686,926
Investments in Portfolio Funds, at fair value (cost $143,130)	338,636
Receivable for Portfolio Funds sold	5,422
Prepaid expenses and other assets	3,309
Total assets	$2,034,950

Liabilities and members’ capital
Accounting and administration fees payable	$24,767
Professional fees payable	72,783
Directors fees payable	6,000
Line of credit fees payable	—
Other liabilities	65,268
Total liabilities	168,818
Members’ capital	1,866,132
Total liabilities and members’ capital	$2,034,950

Components of members’ capital
Members’ capital	$1,866,132

Units issued and outstanding (unlimited units authorized)	1,611
Net Asset Value per unit*	$1,158.57

*	Net Asset Value per unit is based on unrounded Members’ capital and Units issued and outstanding.

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments

September 30, 2022
(unaudited)

Investment Name	Original Acquisition Date	Cost	Fair Value	Percentage of Members’ Capital	Withdrawals Permitted (1)		Redemption Notice Period (1)
Investments in Portfolio Funds: (2)
United States:
Multi-Strategy: (3)
Eton Park Fund, L.P., Class B(4)	6/2009	$14,422	$14,979	0.8%	Quarterly		65 days
Farallon Capital Partners, L.P.(4)	4/2008	18,922	12,355	0.7	Annually	(5)	60 days
GSO Special Situations Fund, L.P.(4)	4/2008	7,770	32,347	1.7	Semi-Annually	(5)	90 days
Securis Event Fund (US) L.P.(4)	12/2017	89,800	267,601	14.3	Annually		60 days
Stark Investments, Limited Partnership., Class A (4)	1/2010	12,216	11,354	0.6	Quarterly		90 days
Total United States:		143,130	338,636	18.1

Total Investments in Portfolio Funds		$143,130	$338,636	18.1%

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital
Short-term investments:
United States:
Money market fund:
Fidelity Investments Money Market Treasury Funds Portfolio - Class I, 2.81%(7)	$1,686,926	$1,686,926	90.4%
Total Short-term investments:	1,686,926	1,686,926	90.4
Total Investments in Portfolio Funds and Short-Term investments	$1,830,056	2,025,562	108.5

Liabilities less other assets		(159,430)	(8.5)

Members’ capital		$1,866,132	100.0%

(1)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions.

(2)	Non-income producing.

(3)

Absolute return managers, while often investing in the same asset classes as traditional investment managers, do so in a market neutral framework that attempts to arbitrage pricing discrepancies or other anomalies that are unrelated to general market moves. Absolute return strategies are designed to reduce exposure to the market risks that define the broad asset classes and therefore should be viewed as a separate absolute return or diversifying strategy category for asset allocation purposes. An allocation to absolute return strategies can add a potentially valuable element of diversification to a portfolio of traditional investments and can be used by investors as a way to manage the total market risk of their portfolios. Examples of individual strategies that generally fall into this absolute return category include merger arbitrage, fixed income arbitrage, equity market neutral, convertible arbitrage, relative value arbitrage, and other event-driven strategies

(4)	All or a portion of these investments are held in side-pockets. Such investments generally cannot be withdrawn until removed from the side-pocket, the timing of which cannot be determined.

(5)	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.

(6)	Withdrawals from this Portfolio Fund are permitted after a two-year lockup period from the date of the initial investment.

(7)	The rate shown is the annualized 7-day yield as of September 30, 2022.

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

Type of Investment as a Percentage of Total Members’ Capital (Unaudited):

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Operations

Six Months Ended September 30, 2022
(unaudited)

Investment income
Dividend income	$10,261

Expenses
Professional fees	83,998
Accounting and administration fees	60,882
Compliance fees	21,947
Insurance expense	15,780
Directors fees	12,000
Other expenses	8,145
Total expenses	202,752
Net investment loss	(192,491)

Realized and unrealized gain (loss) on investments
Net realized gain on investments	35,462
Net change in unrealized appreciation/(depreciation) on investments	(8,952)
Net realized and unrealized gain on investments	26,510
Net decrease in members’ capital resulting from operations	$(165,981)

See accompanying notes.

FEG Absolute Access Fund LLC

Statements of Changes in Members’ Capital

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Operations
Net investment loss	$(192,491)	$(393,889)
Net realized gain (loss) on investments	35,462	1,982,847
Net change in unrealized appreciation/(depreciation) on investments	(8,952)	(1,600,138)
Net change in members’ capital resulting from operations	(165,981)	(11,180)

Capital transactions
Capital contributions	—	3,330
Capital withdrawals	(79,282)	(13,589,870)
Net change in members’ capital resulting from capital transactions	(79,282)	(13,586,540)

Net change in members’ capital	(245,263)	(13,597,720)

Members’ capital at beginning of period	2,111,395	15,709,115
Members’ capital at end of period	$1,866,132	$2,111,395

Units transactions
Units sold	—	2
Units redeemed	(65)	(10,019)
Net change in units	(65)	(10,017)

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Cash Flows

Six Months Ended September 30, 2022
(unaudited)

Operating activities
Net decrease in members’ capital resulting from operations	$(165,981)
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash provided by operating activities:
Proceeds from sales of investments in Portfolio Funds	178,156
Net realized loss on investments	(35,462)
Net change in unrealized appreciation/depreciation on investments	8,952
Purchases of short-term investments, net	(21,986)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	12,568
Professional fees payable	63,319
Accounting and administration fees payable	675
Other liabilities	16,201
Net cash provided by operating activities	56,442

Financing activities
Payments for line of credit	—
Line of credit fees payable	—
Proceeds from capital contributions	—
Payments for capital withdrawals, net of withdrawals payable	(79,282)
Net cash used in financing activities	(79,282)

Net change in cash	(22,840)
Cash at beginning of period	23,497
Cash at end of period	$657

Supplemental disclosure of interest paid	$—

See accompanying notes.

FEG Absolute Access Fund LLC

Financial Highlights

	Six Months Ended September, 30 2022		Year Ended March 31,
	(Unaudited)		2022		2021		2020	2019		2018
Per unit operating performances:(1)
Net asset value per unit, beginning of period	$1,259.83		$1,343.43		$1,155.67		$1,319.49	$1,309.01		$1,295.26
Income (loss) from investment operations:
Net investment loss	(358.51	)(2)	(92.94	)(2)	(16.86	)(2)	(66.46)	(57.57)		(23.22)
Net realized and unrealized gain (loss) on investments	257.25		9.34		204.62		(97.36)	68.05		36.97
Total change in per unit value from investment operations	(101.26)		(83.60)		187.76		(163.82)	10.48		13.75

Net asset value per unit, end of year	$1,158.57		$1,259.83		$1,343.43		$1,155.67	$1,319.49		$1,309.01

Ratios to average members’ capital:(3)
Total expenses (before voluntary waiver)	20.47	%(7)	5.97	%(4)	1.64	%(4)	1.21%	1.16	%(4)	1.11	%(4)
Net expenses (after voluntary waiver)	20.47	%(7)	5.97	%(5)	1.36	%(5)	1.21%	1.16	%(5)	1.11	%(5)
Net investment loss	(19.44	)%(7)	(5.96	)%(6)	(1.36	)%(6)	(1.11)%	(1.03	)%(6)	(1.03	)%(6)

Total return	(8.04	)%(8)	(6.22)%		16.25%		(12.42)%	0.80%		1.06%
Portfolio turnover	0.00	%(8)	0.00%		7.73%		17.54%	19.46%		25.84%
Members’ capital end of period (000’s)	$1,866		$2,111		$15,709		$160,542	$241,864		$342,219

(1)	Selected data is for a single unit outstanding throughout the year.

(2)	Per share number has been calculated using the average shares method.

(3)	The ratios do not include investment income, expenses, or incentive allocations of the Portfolio Funds in which the Company invests.

(4)

Includes state withholding tax from business activity of the Portfolio Funds. If the expense was removed, total expenses would be 5.97%, 1.64%, 1.16% and 1.09% for the years ended March 31, 2022, 2021, 2019 and 2018, respectively.

(5)

Includes state withholding tax from business activity of the Portfolio Funds. If the expense was removed, net expenses would be 5.97%, 1.36%, 1.16% and 1.09% for the years ended March 31, 2022, 2021, 2019 and 2018, respectively.

(6)

Includes state withholding tax from business activity of the Portfolio Funds. If the expense was removed, net investment loss would be (5.96)%, (1.36)%, (1.02)% and (1.01)% for the years ended March 31, 2022, 2021, 2019 and 2018, respectively.

(7)	Annualized

(8)	Not annualized

See accompanying notes.

FEG Absolute Access Fund LLC

Notes to Financial Statements

Six Months Ended September 30, 2022
(unaudited)

1. Organization

FEG Absolute Access Fund LLC (the “Company”) was formed on January 18, 2008, and is a Delaware limited liability company that commenced operations on April 1, 2008. The Company registered with the U.S. Securities and Exchange Commission (the “SEC”) on August 16, 2010, under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Company’s Board of Directors (the “Board”) has overall responsibility for the management and supervision of the Company’s operations. To the extent permitted by applicable law, the Board may delegate any of its respective rights, powers, and authority to, among others, the officers of the Company, any committee of the Board, or the Investment Manager (as defined below). Under the supervision of the Board and pursuant to an investment management agreement, FEG Investors, LLC serves as the investment manager (the “Investment Manager”) to the Company. The Investment Manager is a registered investment adviser with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The Company’s investment objective is to achieve capital appreciation in both rising and falling markets, although there can be no assurance that the Company will achieve this objective. The Company was formed to capitalize on the experience of the Investment Manager’s principals by creating a fund-of-funds product, which offers professional portfolio fund manager due diligence, selection and monitoring, consolidated reporting, risk monitoring, and access to portfolio fund managers for a smaller minimum investment than would be required for direct investment. The Investment Manager manages the Company by allocating its capital among a number of independent general partners or investment managers (the “Portfolio Fund Managers”) acting through pooled investment vehicles and/or managed accounts (collectively, the “Portfolio Funds”).

On November 24, 2020, the Board determined to close and liquidate the Company. This decision was made after careful consideration of the Company’s current and future prospects.

The Company is currently operating pursuant to a plan of liquidation and dissolution (the “Liquidation Plan”) that was approved by the Board and communicated to investors of the Company (“Members”) on November 24, 2020. In connection with the Liquidation Plan, the Company discontinued accepting orders for the purchase of units of limited liability company interest (“Units”) of the Company and ceased making tender offers for the repurchase of Units on November 24, 2020. Pursuant to the Liquidation Plan, the Company makes distributions, approximately quarterly, to Members of its available cash resulting from the liquidation of the Company’s portfolio securities. Proportionate interests of Members in the assets of the Company were fixed on the basis of its shareholdings at the close of business on December 31, 2020 (the “Effective Date”).

As soon as possible after all of the Company’s investments in portfolio securities are converted to cash, the Company shall make to each Member of record on the Effective Date: (1) a final liquidating distribution equal to the Member’s proportionate net assets of the Company, and (2) information concerning the sources of the liquidating distribution. All outstanding Units will be canceled following the liquidating distribution. Prior to that time, the net proceeds from the liquidation of portfolio securities are invested in cash equivalent securities or held in cash and are distributed to Members, as described above. While liquidating, the Company may hold more cash or cash equivalents than normal, which may prevent the Company from meeting its stated investment objective. The Company’s ability to convert its portfolio securities to cash is subject to the redemption restrictions of the Portfolio Funds in which the Company invests.

Prior to November 24, 2020, Units of the Company were offered only to Members that represented that they were an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended (the “1933 Act”).

UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, serves as the Company’s administrator (the “Administrator”). The Company has entered into an agreement with the Administrator to perform general administrative tasks for the Company, including but not limited to maintenance of the books and records of the Company and the capital accounts of the Members of the Company.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies

The Company is an investment company, and as such, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

Use of Estimates

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results could differ from such estimates.

Cash

Cash is held at a major financial institution and is subject to credit risk to the extent those balances exceed Federal Deposit Insurance Corporation (FDIC) limitations.

Calculation of Members’ Capital and Net Asset Value per Unit

The Company calculates its Members’ capital as of the close of business on the last business day of each calendar month and the last day of each fiscal period. In determining its Members’ capital, the Company values its investments as of such month-end or as of the end of such fiscal period, as applicable. The Members’ capital of the Company equals the value of the total assets of the Company less liabilities, including accrued fees and expenses, each determined as of the date the Company’s Members’ capital is calculated. The net asset value per Unit equals Members’ capital divided by Units outstanding.

Investments in Portfolio Funds

The Company values its investments in Portfolio Funds at fair value, which generally represents the Company’s pro rata interest in the members’ capital of the Portfolio Funds, net of management fees and incentive allocations payable to Portfolio Fund Managers as reported by the Portfolio Funds. The underlying investments held by the Portfolio Funds are valued at fair value in accordance with the policies established by the Portfolio Funds, as described in their respective financial statements and agreements. Due to the inherent uncertainty of less liquid investments, the value of certain investments held by the Portfolio Funds may differ from the values that would have been used if a ready market existed. The Portfolio Funds may hold investments for which market quotations are not readily available and are thus valued at their fair value, as determined in good faith by their respective Portfolio Fund Managers. Net realized and unrealized gains and losses from investments in Portfolio Funds are reflected in the Statement of Operations. Realized gains and losses from Portfolio Funds are recorded on the average cost basis.

For the six months ended September 30, 2022, the aggregate cost of purchases and proceeds from sales of investments in Portfolio Funds was $0 and $178,118, respectively.

Certain of the Portfolio Funds may hold a portion of their assets as side-pocket investments (the “Side-Pockets”), which have restricted liquidity, potentially extending over a much longer period of time than the typical liquidity an investment in a Portfolio Fund may provide. Should the Company seek to liquidate its investments in the Side-Pockets, the Company might not be able to fully liquidate its investment without delay, and such delay could be considerable. In such cases, until the Company is permitted to fully liquidate its interest in the Side-Pockets, the value of its investment could fluctuate based on adjustments to the fair value of the Side-Pockets. As of September 30, 2022, all 5 of the Portfolio Funds in which the Company invested had all or a portion of their assets held as Side-Pockets. The fair value of these Side-Pockets as of September 30, 2022 was $338,636 and represented 18.1% of total Members’ capital.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Fair Value of Financial Instruments

Within U.S. GAAP, Fair Value Measurement, fair value is defined as the price that the Company would receive if it were to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Company’s investments.

The inputs are summarized in the three broad levels listed below:

Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The following table represents the investments carried at fair value on the Statement of Assets, Liabilities and Members’ Capital by level within the valuation hierarchy as of September 30, 2022:

Investments	Level 1	Level 2	Level 3	Total
Money Market Fund	$1,686,926	$—	$—	$1,686,926
Total	$1,686,926	$—	$—	$1,686,926

In accordance with ASC Topic 820, “Fair Value Measurement”, investments in Portfolio Funds with a fair value of $338,636 are excluded from the fair value hierarchy as of September 30, 2022.

The Schedule of Investments categorizes the aggregate fair value of the Company’s investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

Investment Transactions and Investment Income

Investment transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date. Capital gain distributions received are recorded as capital gains as soon as information is available. Realized gains and losses are determined on Pro Rata Depletion cost basis (average cost). Return of capital or security distributions received are accounted for as a reduction to cost.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Taxation

The Company is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive share of each item of the Company’s profit and loss. The only taxes payable by the Company are withholding taxes applicable to certain investment income.

Management has analyzed the Company’s tax positions for all open tax years, which include the years ended December 31, 2018 through December 31, 2021, and has concluded that as of September 30, 2022, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Company recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations. The Company did not incur any interest or penalties during the six months ended September 30, 2022.

3. Investments in Portfolio Funds

The Investment Manager utilizes due diligence processes with respect to the Portfolio Funds and their Portfolio Fund Managers, which are intended to assist management in determining that financial information provided by the underlying Portfolio Fund Managers is reasonably reliable.

The Company has the ability to liquidate its investments in Portfolio Funds periodically in accordance with the provisions of the respective Portfolio Fund’s operating agreement; however, these withdrawal requests may be subject to certain lockup periods such as gates, suspensions, and the Side-Pockets, or other delays, fees, or restrictions in accordance with the provisions of the respective Portfolio Fund’s operating agreement.

The Portfolio Funds in which the Company has investments may utilize a variety of financial instruments in their trading strategies, including equity and debt securities of both U.S. and foreign issuers, options and futures, forwards, and swap contracts. These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk. Market risk is the risk of potentially adverse changes to the value of the financial instruments and their derivatives because of the changes in market conditions, such as interest and currency rate movements and volatility in commodity or security prices. Credit risk is the risk of the potential inability of counterparties to perform based on the terms of the contracts, which may be in excess of the amounts recorded in the Portfolio Funds’ respective statement of financial condition. In addition, several of the Portfolio Funds sell securities sold, not yet purchased, whereby a liability is created for the repurchase of the security at prevailing prices. Such Portfolio Funds’ ultimate obligations to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on the Portfolio Funds’ respective statement of financial condition. However, due to the nature of the Company’s interest in these investment entities, the Company’s risk with respect to such transactions is generally limited to its investment in each Portfolio Fund.

The Company is also subject to liquidity risks, including the risk that the Company may encounter difficulty in generating cash to meet obligations associated with tender requests. Liquidity risk may result from an inability of the Company to sell an interest in a Portfolio Fund on a timely basis at an amount that approximates its fair value. The Portfolio Funds require advance notice for withdrawal requests, generally only permit withdrawals at specified times, and have the right in certain circumstances to limit or delay withdrawals.

The Portfolio Funds provide for compensation to the respective Portfolio Fund Managers in the form of management fees generally ranging from 1.0% to 3.0% annually of members’ capital, and incentive allocations that typically range between 10.0% and 30.0% of profits, subject to loss carryforward provisions, as defined in the respective Portfolio Fund’s operating agreement.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

4. Management Fee and Related Party Transactions

Effective December 31, 2020, the Investment Manager no longer charges the Company a monthly management fee (the “Management Fee”). Prior to December 31, 2020, the Investment Manager received from the Company a monthly Management Fee equal to 1/12 of 0.85% of the Company’s month-end Members’ capital balance, prior to reduction for the Management Fee then being calculated (a 0.85% annual rate). The Management Fee was paid monthly in arrears and was prorated with respect to investments in the Company made other than at the beginning of a month.

Each member of the Board who is not an “interested person” of the Company (the “Independent Directors”), as defined in the 1940 Act, receives a quarterly retainer of $3,000. In addition, all Independent Directors are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. The Company’s Independent Director fees totaled $12,000 for the six months ended September 30, 2022, of which $6,000 was payable as of September 30, 2022.

As of September 30, 2022, FEG Absolute Access Fund I LLC, an affiliated investment company of the Company registered under the 1940 Act, owned 98.27% of the Company’s outstanding Units, with a value of $1,833,928.

As of September 30, 2022, Members who are affiliated with the Investment Manager owned $2,340 (0.12% of Members’ capital) of the Company.

5. Members’ Capital

In accordance with the Company’s Amended and Restated Limited Liability Company Operating Agreement (as most recently amended and restated on April 1, 2013, and as it may be further amended, the “Operating Agreement”), net profits or net losses are allocated monthly to the Members in proportion to their respective capital accounts. In addition, each Member’s liability is generally limited to its investment in the Company.

In connection with the Liquidation Plan, the Company discontinued accepting orders for the purchase of Units of the Company and ceased making tender offers for the repurchase of Units on November 24, 2020. Accordingly, the Company did not conduct any tender offers or repurchase any Units during the six months ended September 30, 2022. Pursuant to the Liquidation Plan, the Company makes distributions, approximately quarterly, to Members of its available cash resulting from the liquidation of the Company’s portfolio securities. Proportionate interests of Members in the assets of the Company were fixed on the basis of its shareholdings at the close of business on December 31, 2020 (the “Record Date”).

As soon as possible after all of the Company’s investments in portfolio securities are converted to cash, the Company shall make to each Member of record on the Record Date: (1) a final liquidating distribution equal to the Member’s proportionate net assets of the Company, and (2) information concerning the sources of the liquidating distribution. All outstanding Units will be canceled following the liquidating distribution. Prior to that time, the net proceeds from the liquidation of portfolio securities are invested in cash equivalent securities or held in cash and are distributed to Members, as described above. The Company’s ability to convert its portfolio securities to cash is subject to the redemption restrictions of the Portfolio Funds in which the Company invests.

6. Indemnifications

The Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is not known. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

7. Recent Market Events

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty.The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 are available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect the Company’s performance.

Additionally, in February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on the performance of the Company and the value of the Company’s investments, even beyond any direct exposure that the Company or Portfolio Funds may have to issuers located in these countries.

8. Subsequent Events

The Investment Manager evaluated subsequent events through the date the financial statements were issued, and concluded that, other than the item noted below, there were no recognized or unrecognized subsequent events that required disclosure in or adjustment to the Company’s financial statements.

The Company expects that its Members will receive a final liquidating distribution from the Company by the end of December 2022.

FEG Absolute Access Fund LLC

Other Information

(unaudited)

Information on Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333. It is also available on the SEC’s website at sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC’s website at sec.gov.

Availability of Quarterly Report Schedule

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The Company’s Form N-PORT is available on the SEC’s website at sec.gov.

Approval of Investment Management Agreement for FEG Absolute Access Fund LLC

At a meeting (the “Meeting”) of the Board of the Company held on August 11, 2022, by a unanimous vote, the Board, including a majority of the Directors who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Directors”), approved the continuation of the investment management agreement between the Investment Manager and the Company (the “Investment Management Agreement”).

In advance of the Meeting, the Independent Directors requested and received extensive materials from the Investment Manager to assist them in considering the renewal of the Investment Management Agreement. The materials provided by the Investment Manager contained information including detailed comparative information relating to the performance, advisory fees and other expenses of the Company. During the Meeting, the Board determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement. Pursuant to relief granted by the SEC in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the Meeting was held by videoconference.

Discussion of Factors Considered

The Board considered, among other things: (1) the nature and quality of the advisory services rendered by the Investment Manager, including, the complexity of the services provided; (2) the experience and qualifications of the personnel providing such services; (3) the fee structure and the expense ratios in relation to those of other investment companies having comparable investment policies and limitations; (4) the direct and indirect costs that may be incurred by the Investment Manager and its affiliates in performing advisory services for the Company, the basis of determining and allocating these costs, and the estimated profitability to the Investment Manager and its affiliates in performing such services; (5) possible economies of scale that could benefit Members of the Company; (6) other compensation or possible benefits to the Investment Manager and its affiliates from their advisory and other relationships with the Company; (7) possible alternative fee structures or bases for determining fees; (8) the fees charged by the Investment Manager and other investment managers to similar clients and in comparison to industry fees for similar services; and (9) possible conflicts of interest that the Investment Manager may have with respect to the Company. The Board did not consider any single factor as controlling in determining whether or not to approve the Investment Management Agreement. Nor are the items described herein all-encompassing of the matters considered by the Board.

The Board concluded that the nature, extent and quality of the services provided by the Investment Manager to the Company are appropriate and consistent with the terms of the Company’s Limited Liability Company Operating Agreement, that the quality of those services is anticipated to be consistent with industry norms and that the Company is likely to benefit from the Investment Manager’s management of the Company’s investment program and liquidation process.

FEG Absolute Access Fund LLC

Other Information (continued)

Approval of Investment Management Agreement for FEG Absolute Access Fund LLC (continued)

The Board noted the Company’s performance against the HFRI Fund of Funds Composite Index (the “Benchmark”) for various time periods. Although the Company’s returns trailed those of the Benchmark and Bloomberg Barclays U.S. Aggregate Bond Index for the one-, three- and five-year periods ended June 30, 2022, the Board members took into account that the Company had outperformed both the Benchmark and Bloomberg Barclays U.S. Aggregate Bond Index for the year-to-date period and quarter ended June 30, 2022. They also noted that the Company’s return for the ten-year period ended June 30, 2022 matched that of the Bloomberg Barclays U.S. Aggregate Bond Index. Among other things, the Board members considered that the Company’s relative underperformance versus the Benchmark for certain periods was driven, in part, by the Company having a limited number of remaining portfolio holdings while in liquidation. The Board determined that the Investment Manager’s performance was appropriate given the impact of applicable fees and expenses, as well as the current market environment and outlook for the strategies employed by the Company’s remaining Portfolio Fund Managers.

The Board also concluded that the Investment Manager had sufficient personnel, with the appropriate education and experience, to serve the Company effectively and had demonstrated its continuing ability to attract and retain qualified personnel.

The Board considered the anticipated costs of the services provided by the Investment Manager, and the compensation and benefits received by the Investment Manager in providing services to the Company. The Board reviewed the financial statements of the Investment Manager. In addition, the Board considered any direct or indirect revenues that may be received by the Investment Manager and its affiliates. The Board concluded that the Investment Manager’s anticipated fees and profits to be derived from its relationship with the Company in light of the Company’s expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other investment managers for managing comparable funds. The Board reviewed a report on comparable funds and concluded that the overall expense ratio of the Company was reasonable, taking into account the projected size and ongoing liquidation of the Company and the quality of services provided by the Investment Manager.

The Board also considered whether economies of scale could be expected to be realized by the Investment Manager from the Company. Given the size of the the Company and its ongoing liquidation, the Board determined that economies of scale were not a particularly relevant consideration in their deliberations.

The Board considered all factors, and no one factor alone was deemed dispositive. After further discussion the Board determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.

Conclusion

After consideration, the Board concluded that the compensation and other terms of the Investment Management Agreement were in the best interests of the Company’s Members.

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT

COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FEG ABSOLUTE ACCESS FUND I LLC

By (Signature and Title)*	/s/ Kevin J. Conroy
Kevin J. Conroy, President
(principal executive officer)

Date	DECEMBER 07, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin J. Conroy
Kevin J. Conroy, President
(principal executive officer)

Date	DECEMBER 07, 2022

By (Signature and Title)*	/s/ Paul Keating
Paul Keating, Treasurer
(principal financial officer)

Date	DECEMBER 07, 2022

*	Print the name and title of each signing officer under his or her signature.